UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02809
Name of Fund:
BlackRock Advantage SMID Cap Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage SMID Cap Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2025
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage SMID Cap Fund, Inc.
Institutional Shares | MASPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.63%	26.89%	10.36%	9.36%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50
Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Institutional Shares | MASPX
Semi-Annual Shareholder Report — September 30, 2024
MASPX-09/24-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Investor A Shares | MDSPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.73%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.52%	26.60%	10.09%	9.09%
Investor A Shares (with sales charge)	(1.91)	19.96	8.91	8.51
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50
Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor A Shares | MDSPX
Semi-Annual Shareholder Report — September 30, 2024
MDSPX-09/24-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Investor C Shares | MCSPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.10%	25.55%	9.25%	8.42%
Investor C Shares (with sales charge)	2.10	24.55	9.25	8.42
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50
Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor C Shares | MCSPX
Semi-Annual Shareholder Report — September 30, 2024
MCSPX-09/24-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Class K Shares | MKSPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.43%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.67%	26.95%	10.42%	9.39%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50
Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class K Shares | MKSPX
Semi-Annual Shareholder Report — September 30, 2024
MKSPX-09/24-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Class R Shares | MRSPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.98%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	3.38%	26.18%	9.81%	8.80%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50
Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class R Shares | MRSPX
Semi-Annual Shareholder Report — September 30, 2024
MRSPX-09/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Advantage SMID Cap Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	4,081	$1,630,767
BWX Technologies, Inc.	11,716	1,273,529
Curtiss-Wright Corp.	7,191	2,363,610
Huntington Ingalls Industries, Inc.	4,208	1,112,511
Moog, Inc., Class A	586	118,384
Textron, Inc.	2,200	194,876
Woodward, Inc.	1,086	186,260

		6,879,937

Automobile Components — 1.6%
Adient PLC(a)	96,339	2,174,371
BorgWarner, Inc.	17,269	626,692
Dana, Inc.	9,414	99,412
Goodyear Tire & Rubber Co. (The)(a)	35,443	313,671
Lear Corp.	15,594	1,702,085
Modine Manufacturing Co.(a)	6,231	827,414
Patrick Industries, Inc.	4,366	621,587
Visteon Corp.(a)	6,840	651,442

		7,016,674

Banks — 4.6%
1st Source Corp.	2,457	147,125
Amalgamated Financial Corp.	34,329	1,076,901
Bank OZK	6,908	296,975
Bar Harbor Bankshares	3,985	122,897
Capital City Bank Group, Inc.	3,490	123,162
Commerce Bancshares, Inc.	5,337	317,018
ConnectOne Bancorp, Inc.	17,553	439,703
Cullen/Frost Bankers, Inc.	13,699	1,532,370
Dime Community Bancshares, Inc.	2,346	67,565
Enterprise Bancorp, Inc.	4,193	134,008
Enterprise Financial Services Corp.	12,107	620,605
FB Financial Corp.	11,731	550,536
First Bank	21,460	326,192
First Business Financial Services, Inc.	1,787	81,469
First Horizon Corp.	116,569	1,810,317
First Internet Bancorp	9,695	332,151
First Northwest Bancorp	4,551	48,696
FNB Corp.	27,192	383,679
Glacier Bancorp, Inc.	6,444	294,491
Hancock Whitney Corp.	24,156	1,236,062
Heartland Financial U.S.A., Inc.	2,886	163,636
Heritage Commerce Corp.	80,273	793,097
Heritage Financial Corp.	302	6,574
HomeTrust Bancshares, Inc.	7,173	244,456
Horizon Bancorp, Inc.	33,263	517,240
Independent Bank Corp.	67,127	2,238,685
Independent Bank Group, Inc.	2,350	135,501
Mercantile Bank Corp.	5,293	231,410
Midland States Bancorp, Inc.	23,963	536,292
Northfield Bancorp, Inc.	16,563	192,131
OceanFirst Financial Corp.	82,047	1,525,254
Prosperity Bancshares, Inc.	4,543	327,414
Provident Financial Services, Inc.	12,131	225,151
Republic First Bancorp, Inc.(a)	87,118	44
Shore Bancshares, Inc.	13,514	189,061
Southern First Bancshares, Inc.(a)	1,503	51,222
Univest Financial Corp.	11,543	324,820
Valley National Bancorp	162,045	1,468,128
Washington Trust Bancorp, Inc.	9,821	316,334

Security	Shares	Value

Banks (continued)
Western New England Bancorp, Inc.	15,110	$128,435
Wintrust Financial Corp.	4,374	474,710

		20,031,517

Beverages — 0.2%
Primo Water Corp.	31,245	788,936

Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc.(a)	58,661	902,206
ADMA Biologics, Inc.(a)	33,692	673,503
Akero Therapeutics, Inc.(a)	1,701	48,802
Alector, Inc.(a)	47,267	220,264
Amicus Therapeutics, Inc.(a)	59,458	635,011
AnaptysBio, Inc.(a)	5,691	190,649
Apellis Pharmaceuticals, Inc.(a)	19,226	554,478
Arcturus Therapeutics Holdings, Inc.(a)	10,735	249,159
Arcus Biosciences, Inc.(a)	4,515	69,034
Avidity Biosciences, Inc.(a)	1,260	57,872
BioCryst Pharmaceuticals, Inc.(a)	34,802	264,495
Blueprint Medicines Corp.(a)	13,124	1,213,970
CareDx, Inc.(a)	16,453	513,745
Catalyst Pharmaceuticals, Inc.(a)	31,962	635,405
CRISPR Therapeutics AG(a)	7,560	355,169
Cytokinetics, Inc.(a)	647	34,162
Denali Therapeutics, Inc.(a)(b)	34,044	991,702
Dyne Therapeutics, Inc.(a)	1,185	42,565
Emergent BioSolutions, Inc.(a)(b)	11,829	98,772
Exact Sciences Corp.(a)	20,238	1,378,613
Exelixis, Inc.(a)	27,971	725,847
Fate Therapeutics, Inc.(a)	39,647	138,765
Halozyme Therapeutics, Inc.(a)(b)	14,679	840,226
Ideaya Biosciences, Inc.(a)	10,265	325,195
Insmed, Inc.(a)(b)	5,100	372,300
Intellia Therapeutics, Inc.(a)	35,988	739,553
Ionis Pharmaceuticals, Inc.(a)(b)	28,943	1,159,457
iTeos Therapeutics, Inc.(a)	22,466	229,378
Kiniksa Pharmaceuticals International PLC(a)	31,228	780,388
Kodiak Sciences, Inc.(a)	37,203	97,100
Kronos Bio, Inc.(a)	60,879	60,873
Kura Oncology, Inc.(a)	13,753	268,734
Kymera Therapeutics, Inc.(a)	4,431	209,719
Myriad Genetics, Inc.(a)	13,779	377,407
Natera, Inc.(a)	14,091	1,788,852
Neurocrine Biosciences, Inc.(a)	13,479	1,553,050
Poseida Therapeutics, Inc.(a)	24,769	70,839
Protagonist Therapeutics, Inc.(a)	3,579	161,055
PTC Therapeutics, Inc.(a)	26,443	981,035
Quince Therapeutics, Inc.(a)	8,421	6,536
REGENXBIO, Inc.(a)	9,336	97,935
Relay Therapeutics, Inc.(a)	54,441	385,442
REVOLUTION Medicines, Inc.(a)	1,489	67,526
Sarepta Therapeutics, Inc.(a)	10,782	1,346,564
SQZ Biotechnologies Co.(a)	1,031	24
Sutro Biopharma, Inc.(a)	20,383	70,525
Syndax Pharmaceuticals, Inc.(a)	5,464	105,182
TG Therapeutics, Inc.(a)(b)	21,399	500,523
Travere Therapeutics, Inc.(a)	3,845	53,792
Ultragenyx Pharmaceutical, Inc.(a)	20,322	1,128,887
United Therapeutics Corp.(a)	5,156	1,847,653
Vanda Pharmaceuticals, Inc.(a)	72,681	340,874
Vaxcyte, Inc.(a)	4,264	487,247
Veracyte, Inc.(a)	7,259	247,096
Vericel Corp.(a)	4,994	210,997
Verve Therapeutics, Inc.(a)	16,180	78,311

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Viking Therapeutics, Inc.(a)	7,169	$453,869
Vir Biotechnology, Inc.(a)	11,420	85,536
Voyager Therapeutics, Inc.(a)	8,697	50,877

		27,574,745

Broadline Retail — 0.4%
Dillard’s, Inc., Class A	802	307,719
Etsy, Inc.(a)	4,417	245,276
Macy’s, Inc.	38,078	597,444
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,866	472,975

		1,623,414

Building Products — 3.7%
A. O. Smith Corp.	10,969	985,345
Advanced Drainage Systems, Inc.	32,378	5,088,526
Allegion PLC	1,821	265,392
Armstrong World Industries, Inc.	762	100,150
AZEK Co., Inc. (The), Class A(a)	61,981	2,900,711
Builders FirstSource, Inc.(a)	2,669	517,412
Caesarstone Ltd.(a)	4,705	21,455
Gibraltar Industries, Inc.(a)	2,972	207,832
Owens Corning	3,261	575,632
Trex Co., Inc.(a)	10,389	691,700
Zurn Elkay Water Solutions Corp.	133,287	4,790,335

		16,144,490

Capital Markets — 3.6%
Evercore, Inc., Class A	3,556	900,877
Federated Hermes, Inc., Class B	26,732	982,936
Houlihan Lokey, Inc., Class A	14,453	2,283,863
Interactive Brokers Group, Inc., Class A	16,976	2,365,775
Invesco Ltd.	139,934	2,457,241
Morningstar, Inc.	156	49,783
Robinhood Markets, Inc., Class A(a)	29,443	689,555
SEI Investments Co.	55,356	3,830,082
Stifel Financial Corp.	11,621	1,091,212
Virtu Financial, Inc., Class A	26,279	800,458
XP, Inc., Class A	15,941	285,981

		15,737,763

Chemicals — 1.7%
Axalta Coating Systems Ltd.(a)	1,132	40,967
Cabot Corp.	13,853	1,548,350
Huntsman Corp.	188,645	4,565,209
Minerals Technologies, Inc.	14,380	1,110,567
Mosaic Co. (The)	5,720	153,182
Quaker Chemical Corp.	1,373	231,337

		7,649,612

Commercial Services & Supplies — 0.0%
Tetra Tech, Inc.	1,287	60,695

Communications Equipment — 0.2%
NETGEAR, Inc.(a)	46,532	933,432
Viasat, Inc.(a)	2,930	34,984

		968,416

Construction & Engineering — 3.1%
AECOM	13,465	1,390,530
Comfort Systems U.S.A., Inc.	10,454	4,080,719
Dycom Industries, Inc.(a)	6,831	1,346,390
EMCOR Group, Inc.	12,841	5,528,436
MasTec, Inc.(a)	5,879	723,705
Primoris Services Corp	5,023	291,736
Sterling Infrastructure, Inc.(a)	2,758	399,965

		13,761,481

Security	Shares	Value

Consumer Finance — 1.9%
Enova International, Inc.(a)	26,302	$2,203,844
EZCORP, Inc., Class A, NVS(a)	118,788	1,331,613
FirstCash Holdings, Inc.	15,172	1,741,746
LendingTree, Inc.(a)	3,299	191,441
OneMain Holdings, Inc.	43,923	2,067,456
Oportun Financial Corp.(a)	32,568	91,516
PROG Holdings, Inc.	7,742	375,410
Regional Management Corp.	17,938	586,752

		8,589,778

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	27,384	506,056
Performance Food Group Co.(a)	38,008	2,978,687
Sprouts Farmers Market, Inc.(a)	10,870	1,200,157

		4,684,900

Containers & Packaging — 0.6%
AptarGroup, Inc.	7,980	1,278,316
Crown Holdings, Inc.	11,104	1,064,652
Packaging Corp. of America	837	180,290
Sonoco Products Co.	4,540	248,020

		2,771,278

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(a)	9,521	1,334,178
Frontdoor, Inc.(a)	10,029	481,291
Grand Canyon Education, Inc.(a)	5,185	735,492
H&R Block, Inc.	13,216	839,877
Laureate Education, Inc., Class A	62,208	1,033,275
Strategic Education, Inc.	1,940	179,547

		4,603,660

Diversified REITs — 0.3%
American Assets Trust, Inc.	30,615	818,033
CTO Realty Growth, Inc.	26,781	509,374

		1,327,407

Diversified Telecommunication Services — 0.2%
Bandwidth, Inc., Class A(a)	2,686	47,032
Iridium Communications, Inc.	22,043	671,209

		718,241

Electric Utilities — 0.6%
Portland General Electric Co.	25,458	1,219,438
TXNM Energy, Inc.	32,906	1,440,296

		2,659,734

Electrical Equipment — 1.2%
Acuity Brands, Inc.	5,727	1,577,159
Atkore, Inc.	1,216	103,044
EnerSys	6,023	614,647
Generac Holdings, Inc.(a)	12,925	2,053,524
nVent Electric PLC	6,558	460,765
Vertiv Holdings Co., Class A	4,152	413,082

		5,222,221

Electronic Equipment, Instruments & Components — 2.3%
Avnet, Inc.	22,859	1,241,472
Badger Meter, Inc.	3,043	664,622
Fabrinet(a)	5,790	1,368,988
Flex Ltd.(a)	79,244	2,649,127
Insight Enterprises, Inc.(a)	1,863	401,272
Kimball Electronics, Inc.(a)	2,638	48,829
Napco Security Technologies, Inc.	3,193	129,189
OSI Systems, Inc.(a)	1,604	243,535
PC Connection, Inc.	1,322	99,718
Sanmina Corp.(a)	10,869	743,983

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	9,796	$1,176,304
TTM Technologies, Inc.(a)	71,089	1,297,374

		10,064,413

Energy Equipment & Services — 0.9%
Borr Drilling Ltd.	10,710	58,798
Helmerich & Payne, Inc.	35,119	1,068,320
Liberty Energy, Inc., Class A	31,557	602,423
Noble Corp. PLC	13,050	471,627
NOV, Inc.	35,022	559,301
Patterson-UTI Energy, Inc.	57,422	439,278
ProPetro Holding Corp.(a)	74,455	570,325
TechnipFMC PLC	2,560	67,149
Transocean Ltd.(a)	8,254	35,080

		3,872,301

Entertainment — 0.6%
Lions Gate Entertainment Corp., Class A(a)	19,259	150,798
Lions Gate Entertainment Corp., Class B, NVS(a)	18,009	124,623
Marcus Corp. (The)	12,472	187,953
Roku, Inc., Class A(a)	27,370	2,043,444

		2,506,818

Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)	7,381	301,292
Essent Group Ltd.	10,667	685,781
Euronet Worldwide, Inc.(a)	43,848	4,351,037
Jack Henry & Associates, Inc.	15,444	2,726,484
Mr. Cooper Group, Inc.(a)	2,838	261,607
NMI Holdings, Inc., Class A(a)	7,958	327,790
Pagseguro Digital Ltd., Class A(a)	108,227	931,835
Repay Holdings Corp., Class A(a)	8,529	69,597
Velocity Financial, Inc.(a)	4,331	84,931

		9,740,354

Food Products — 1.0%
Flowers Foods, Inc.	25,611	590,846
Freshpet, Inc.(a)	18,256	2,496,873
Pilgrim’s Pride Corp.(a)	18,988	874,397
Vital Farms, Inc.(a)	16,082	563,996

		4,526,112

Gas Utilities — 1.6%
New Jersey Resources Corp.	62,937	2,970,626
ONE Gas, Inc.	9,888	735,865
Southwest Gas Holdings, Inc.	17,696	1,305,257
UGI Corp.	90,244	2,257,905

		7,269,653

Ground Transportation — 0.5%
Covenant Logistics Group, Inc., Class A	6,556	346,419
XPO, Inc.(a)	17,569	1,888,843

		2,235,262

Health Care Equipment & Supplies — 1.4%
Accuray, Inc.(a)	28,286	50,915
AngioDynamics, Inc.(a)	14,104	109,729
Enovis Corp.(a)	3,369	145,036
Envista Holdings Corp.(a)	35,675	704,938
Establishment Labs Holdings, Inc.(a)	3,234	139,935
Haemonetics Corp.(a)	7,920	636,610
Inmode Ltd.(a)	20,425	346,204
Inogen, Inc.(a)	6	58
Inspire Medical Systems, Inc.(a)	2,798	590,518
iRadimed Corp.	4,442	223,388
LeMaitre Vascular, Inc.	9,298	863,691

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	6,328	$843,712
Novocure Ltd.(a)	44,454	694,816
Omnicell, Inc.(a)	5,877	256,237
Tactile Systems Technology, Inc.(a)	13,601	198,711
TransMedics Group, Inc.(a)	1,044	163,908

		5,968,406

Health Care Providers & Services — 3.2%
Addus HomeCare Corp.(a)	2,278	303,042
Brookdale Senior Living, Inc.(a)	11,206	76,089
Castle Biosciences, Inc.(a)	8,794	250,805
Chemed Corp.	6,779	4,073,976
Cross Country Healthcare, Inc.(a)	3,419	45,951
Encompass Health Corp.	13,537	1,308,216
Guardant Health, Inc.(a)	15,263	350,133
Hims & Hers Health, Inc., Class A(a)	4,164	76,701
Nano-X Imaging Ltd.(a)	9,142	55,583
PetIQ, Inc., Class A(a)	1,812	55,755
Privia Health Group, Inc.(a)	8,204	149,395
Progyny, Inc.(a)	19,354	324,373
Surgery Partners, Inc.(a)	24,840	800,842
Tenet Healthcare Corp.(a)	10,372	1,723,826
Universal Health Services, Inc., Class B	18,752	4,294,396

		13,889,083

Health Care Technology — 0.1%
Health Catalyst, Inc.(a)	27,440	223,362
Teladoc Health, Inc.(a)	37,279	342,221

		565,583

Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc.	25,688	79,376
Park Hotels & Resorts, Inc.	189,402	2,670,568
Pebblebrook Hotel Trust	11,706	154,870
RLJ Lodging Trust	40,798	374,526
Summit Hotel Properties, Inc.	6,893	47,286

		3,326,626

Hotels, Restaurants & Leisure — 2.7%
Aramark	1,612	62,433
Everi Holdings, Inc.(a)	3,156	41,470
Life Time Group Holdings, Inc.(a)	14,227	347,423
Light & Wonder, Inc., Class A(a)	1,226	111,235
Marriott Vacations Worldwide Corp.	11,317	831,573
PlayAGS, Inc.(a)	7,155	81,495
Texas Roadhouse, Inc.	17,341	3,062,421
Travel + Leisure Co.	41,231	1,899,924
Wingstop, Inc.	13,132	5,463,963

		11,901,937

Household Durables — 1.9%
Champion Homes, Inc.(a)	1,549	146,923
Installed Building Products, Inc.	2,496	614,690
M/I Homes, Inc.(a)	1,591	272,634
Newell Brands, Inc.	44,881	344,686
Toll Brothers, Inc.	38,452	5,940,449
TopBuild Corp.(a)	2,157	877,489
Vizio Holding Corp., Class A(a)	5,156	57,593

		8,254,464

Household Products — 0.4%
Central Garden & Pet Co., Class A, NVS(a)	33,235	1,043,579
Spectrum Brands Holdings, Inc.	5,430	516,610

		1,560,189

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	7,810	$925,797

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	5,776	146,306

Industrial REITs — 0.5%
EastGroup Properties, Inc.	3,024	564,943
First Industrial Realty Trust, Inc.	32,263	1,806,083

		2,371,026

Insurance — 2.8%
AMERISAFE, Inc.	2,743	132,569
CNO Financial Group, Inc.	7,375	258,863
Crawford & Co., Class A, NVS	2,123	23,289
Donegal Group, Inc., Class A	2,859	42,142
Fidelis Insurance Holdings Ltd.	4,918	88,819
Hanover Insurance Group, Inc. (The)	3,205	474,693
Kemper Corp.	6,574	402,657
Kinsale Capital Group, Inc.	1,747	813,351
Oscar Health, Inc., Class A(a)	14,482	307,163
Palomar Holdings, Inc.(a)	3,960	374,893
Reinsurance Group of America, Inc.	25,907	5,644,358
Selective Insurance Group, Inc.	5,322	496,543
Unum Group	53,191	3,161,673

		12,221,013

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	76,925	490,781
EverQuote, Inc., Class A(a)	21,784	459,425
MediaAlpha, Inc., Class A(a)	22,623	409,703
Outbrain, Inc.(a)	18,304	88,957
Taboola.com Ltd.(a)	75,410	253,378
Yelp, Inc.(a)	11,310	396,755
Ziff Davis, Inc.(a)	3,153	153,425
ZipRecruiter, Inc., Class A(a)	60,567	575,386

		2,827,810

IT Services — 0.5%
Amdocs Ltd.	2,582	225,873
Kyndryl Holdings, Inc.(a)	73,573	1,690,708
Squarespace, Inc., Class A(a)	3,896	180,891

		2,097,472

Leisure Products — 0.4%
Mattel, Inc.(a)	11,450	218,123
YETI Holdings, Inc.(a)	40,939	1,679,727

		1,897,850

Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	12,975	292,975
Bio-Techne Corp.	5,270	421,231
Bruker Corp.	13,032	899,990
Charles River Laboratories International, Inc.(a)	1,352	266,303
Codexis, Inc.(a)	70,696	217,744
Medpace Holdings, Inc.(a)	3,848	1,284,462
Personalis, Inc.(a)	74,547	401,063
QIAGEN NV	5,715	260,433
Repligen Corp.(a)	1,080	160,726
Seer, Inc., Class A(a)	51,847	102,139

		4,307,066

Machinery — 3.4%
Blue Bird Corp.(a)	2,868	137,549
Donaldson Co., Inc.	21,804	1,606,955
Federal Signal Corp.	8,766	819,270
Flowserve Corp.	100,700	5,205,183
ITT, Inc.	11,545	1,726,093

Security	Shares	Value

Machinery (continued)
Kennametal, Inc.	30,965	$802,923
Manitowoc Co., Inc. (The)(a)	22,437	215,844
Oshkosh Corp.	41,954	4,204,210
Shyft Group, Inc. (The)	16,638	208,807
Trinity Industries, Inc.	2,007	69,924

		14,996,758

Marine Transportation — 0.2%
Kirby Corp.(a)	8,382	1,026,208

Media — 1.0%
Cable One, Inc.	2,796	978,013
EchoStar Corp., Class A(a)	8,203	203,598
EW Scripps Co. (The), Class A(a)	20,350	45,686
Gray Television, Inc.	24,727	132,537
New York Times Co. (The), Class A	29,965	1,668,152
Paramount Global, Class B, NVS	50,526	536,586
PubMatic, Inc., Class A(a)	17,229	256,195
Sirius XM Holdings, Inc.(b)	4,254	100,607
TEGNA, Inc.	13,371	210,994
Thryv Holdings, Inc.(a)	12,757	219,803

		4,352,171

Metals & Mining — 1.7%
Alcoa Corp.	54,584	2,105,851
Alpha Metallurgical Resources, Inc.	1,087	256,727
Century Aluminum Co.(a)	3,691	59,905
Cleveland-Cliffs, Inc.(a)	216,101	2,759,610
Kaiser Aluminum Corp.	5,166	374,638
Materion Corp.	3,365	376,409
Olympic Steel, Inc.	3,520	137,280
Piedmont Lithium, Inc.(a)(b)	7,254	64,778
Royal Gold, Inc.	4,993	700,518
United States Steel Corp.	15,272	539,560

		7,375,276

Multi-Utilities — 0.1%
Avista Corp.	5,091	197,276
Northwestern Energy Group, Inc.	1,206	69,008

		266,284

Office REITs — 1.1%
Brandywine Realty Trust	18,765	102,082
Cousins Properties, Inc.	7,870	232,008
Equity Commonwealth(a)	76,004	1,512,479
Kilroy Realty Corp.	69,370	2,684,619
Paramount Group, Inc.	37,706	185,513

		4,716,701

Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp.(a)	62,345	1,786,184
Ardmore Shipping Corp.	24,714	447,323
Civitas Resources, Inc.	12,793	648,221
Delek U.S. Holdings, Inc.	11,688	219,150
EOG Resources, Inc.	4,957	609,364
HF Sinclair Corp.	44,301	1,974,496
Matador Resources Co.	14,735	728,204
Murphy Oil Corp.	119,642	4,036,721
Ovintiv, Inc.	106,026	4,061,856
PBF Energy, Inc., Class A	11,182	346,083
Plains GP Holdings LP, Class A	57,092	1,056,202
REX American Resources Corp.(a)	8,005	370,551
World Kinect Corp.	9,561	295,531

		16,579,886

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	18,098	$1,944,811

Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	47,120	2,130,295
Copa Holdings SA, Class A, NVS	832	78,075
SkyWest, Inc.(a)	8,738	742,905

		2,951,275

Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	7,639	463,840
Nature’s Sunshine Products, Inc.(a)	3,272	44,565

		508,405

Pharmaceuticals — 2.3%
Arvinas, Inc.(a)	2,222	54,728
Atea Pharmaceuticals, Inc.(a)	20,922	70,089
Corcept Therapeutics, Inc.(a)	47,041	2,177,057
Edgewise Therapeutics, Inc.(a)	4,715	125,843
Elanco Animal Health, Inc.(a)	85,927	1,262,268
Harmony Biosciences Holdings, Inc.(a)(b)	21,472	858,880
Intra-Cellular Therapies, Inc.(a)	8,899	651,140
Jazz Pharmaceuticals PLC(a)	22,166	2,469,514
Prestige Consumer Healthcare, Inc.(a)	14,585	1,051,578
Scilex Holding Co. (Acquired 01/09/23, Cost $174,983)(a)(c)	3,339	2,982
SIGA Technologies, Inc.	23,406	157,990
Supernus Pharmaceuticals, Inc.(a)	36,367	1,133,923
Tarsus Pharmaceuticals, Inc.(a)	1,531	50,355

		10,066,347

Professional Services — 3.1%
CACI International, Inc., Class A(a)	114	57,520
ExlService Holdings, Inc.(a)	123,612	4,715,798
FTI Consulting, Inc.(a)	12,663	2,881,592
Insperity, Inc.	19,356	1,703,328
ManpowerGroup, Inc.	1,054	77,490
Maximus, Inc.	30,161	2,809,799
Mistras Group, Inc.(a)	12,383	140,795
Parsons Corp.(a)	2,735	283,565
Robert Half, Inc.	16,050	1,081,930

		13,751,817

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	83,276	423,042
Real Brokerage, Inc. (The)(a)	9,179	50,943
St. Joe Co. (The)	3,679	214,523
Zillow Group, Inc., Class A(a)	3,226	199,786

		888,294

Residential REITs — 0.2%
Camden Property Trust	5,916	730,803
Clipper Realty, Inc.	18	103
NexPoint Residential Trust, Inc.	7,878	346,711

		1,077,617

Retail REITs — 1.8%
Brixmor Property Group, Inc.	166,916	4,650,280
Kimco Realty Corp.	35,542	825,285
Kite Realty Group Trust	94,101	2,499,323

		7,974,888

Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	2,696	54,729
Ambarella, Inc.(a)	6,749	380,677
Cirrus Logic, Inc.(a)	8,753	1,087,210
Credo Technology Group Holding Ltd.(a)	11,810	363,748
Diodes, Inc.(a)	765	49,029

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.(a)	11,410	$2,368,260
Photronics, Inc.(a)	3,208	79,430
Power Integrations, Inc.	44,462	2,850,903
Silicon Laboratories, Inc.(a)	7,666	885,960
SolarEdge Technologies, Inc.(a)	8,380	191,986
Synaptics, Inc.(a)	45,560	3,534,545

		11,846,477

Software — 6.7%
8x8, Inc.(a)	102,866	209,847
ACI Worldwide, Inc.(a)	47,068	2,395,761
Appfolio, Inc., Class A(a)	547	128,764
Bit Digital, Inc.(a)	14,365	50,421
Box, Inc., Class A(a)	11,379	372,435
Braze, Inc., Class A(a)	21,115	682,859
CommVault Systems, Inc.(a)	7,846	1,207,107
Confluent, Inc., Class A(a)	15,802	322,045
Domo, Inc., Class B(a)	23,173	174,029
DoubleVerify Holdings, Inc.(a)	42,003	707,330
Dropbox, Inc., Class A(a)	52,339	1,330,981
Elastic NV(a)	2,405	184,608
Five9, Inc.(a)	11,711	336,457
Gitlab, Inc., Class A(a)	13,892	715,994
Guidewire Software, Inc.(a)	10,897	1,993,497
HashiCorp, Inc., Class A(a)	6,697	226,760
Informatica, Inc., Class A(a)	13,880	350,886
JFrog Ltd.(a)	8,392	243,704
LiveRamp Holdings, Inc.(a)	29,706	736,115
Manhattan Associates, Inc.(a)	16,476	4,636,017
Nutanix, Inc., Class A(a)	46,536	2,757,258
Ooma, Inc.(a)	35,477	404,083
Pegasystems, Inc.	14,632	1,069,453
Qualys, Inc.(a)	1,320	169,567
RingCentral, Inc., Class A(a)	29,425	930,713
SEMrush Holdings, Inc., Class A(a)	22,271	349,877
SentinelOne, Inc., Class A(a)	7,677	183,634
Smartsheet, Inc., Class A(a)	30,683	1,698,611
Teradata Corp.(a)	31,020	941,147
Varonis Systems, Inc.(a)	35,130	1,984,845
Verint Systems, Inc.(a)	7,747	196,231
Workiva, Inc., Class A(a)	10,096	798,795
Zeta Global Holdings Corp., Class A(a)	23,371	697,157
Zuora, Inc., Class A(a)	33,801	291,365

		29,478,353

Specialized REITs — 1.8%
Gaming & Leisure Properties, Inc.	52,858	2,719,544
Lamar Advertising Co., Class A	39,280	5,247,808

		7,967,352

Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A(a)	12,680	100,552
Aaron’s Co., Inc. (The)	2,086	20,756
Abercrombie & Fitch Co., Class A(a)	6,086	851,431
Bath & Body Works, Inc.	7,301	233,048
Boot Barn Holdings, Inc.(a)	3,738	625,292
Carvana Co., Class A(a)	13,376	2,328,895
Chewy, Inc., Class A(a)	1,511	44,257
Dick’s Sporting Goods, Inc.	2,794	583,108
Five Below, Inc.(a)	2,275	200,996
Foot Locker, Inc.	10,076	260,364
Gap, Inc. (The)	28,635	631,402
Genesco, Inc.(a)	3,310	89,933
Group 1 Automotive, Inc.	1,819	696,750

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Murphy U.S.A., Inc.	3,985	$1,964,087
National Vision Holdings, Inc.(a)	30,400	331,664
Penske Automotive Group, Inc.	27,152	4,410,028
Petco Health & Wellness Co., Inc.(a)	69,325	315,429
Revolve Group, Inc., Class A(a)	5,882	145,756
RH(a)	1,718	574,551
Signet Jewelers Ltd.	1,834	189,159
Stitch Fix, Inc., Class A(a)	76,288	215,132
Upbound Group, Inc	6,826	218,364
Urban Outfitters, Inc.(a)	11,490	440,182
Warby Parker, Inc., Class A(a)	33,566	548,133
Wayfair, Inc., Class A(a)	12,590	707,306
Zumiez, Inc.(a)	19,841	422,613

		17,149,188

Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A(a)	34,607	1,738,656

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.(a)	16,287	2,596,962
G-III Apparel Group Ltd.(a)	21,416	653,616
Ralph Lauren Corp., Class A	13,335	2,585,257
Skechers U.S.A., Inc., Class A(a)	47,100	3,151,932

		8,987,767

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	5,315	1,185,936
Beacon Roofing Supply, Inc.(a)	983	84,961
BlueLinx Holdings, Inc.(a)	3,114	328,278
Boise Cascade Co.	19,453	2,742,484
DNOW, Inc.(a)	50,669	655,150
FTAI Aviation Ltd.	2,275	302,347
GATX Corp.	9,365	1,240,394
Herc Holdings, Inc.	9,088	1,448,900

		7,988,450

Water Utilities — 0.1%
SJW Group	4,902	284,855

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	7,980	$185,535

Rights

Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(d)	2,192	—

Total Rights — 0.0% (Cost: $ —)		—

Total Long-Term Investments — 99.0% (Cost: $380,846,019)		435,393,811

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	2,969,360	2,972,033
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(e)(f)	3,759,917	3,759,917

Total Short-Term Securities — 1.5% (Cost: $6,731,010)		6,731,950

Total Investments — 100.5% (Cost: $387,577,029)		442,125,761

Liabilities in Excess of Other Assets — (0.5)%		(2,179,753)

Net Assets — 100.0%		$439,946,008

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,982, representing 0.0% of its net assets as of period end, and an original cost of $174,983.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,843,774	$—		$(872,969	)(a)	$288	$940	$2,972,033	2,969,360	$6,493	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,738,002	21,915	(a)	—		—	—	3,759,917	3,759,917	105,213		—

						$288	$940	$6,731,950		$111,706		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	41	12/20/24	$4,611	$85,609

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$85,609	$—	$—	$—	$85,609

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$209,936	$—	$—	$—	$209,936

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(42,285)	$—	$—	$—	$(42,285)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,370,430

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,879,937	$—	$—	$6,879,937
Automobile Components	7,016,674	—	—	7,016,674
Banks	20,031,517	—	—	20,031,517
Beverages	788,936	—	—	788,936
Biotechnology	27,574,745	—	—	27,574,745
Broadline Retail	1,623,414	—	—	1,623,414

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Building Products	$16,144,490	$—	$—	$ 16,144,490
Capital Markets	15,737,763	—	—	15,737,763
Chemicals	7,649,612	—	—	7,649,612
Commercial Services & Supplies	60,695	—	—	60,695
Communications Equipment	968,416	—	—	968,416
Construction & Engineering	13,761,481	—	—	13,761,481
Consumer Finance	8,589,778	—	—	8,589,778
Consumer Staples Distribution & Retail	4,684,900	—	—	4,684,900
Containers & Packaging	2,771,278	—	—	2,771,278
Diversified Consumer Services	4,603,660	—	—	4,603,660
Diversified REITs	1,327,407	—	—	1,327,407
Diversified Telecommunication Services	718,241	—	—	718,241
Electric Utilities	2,659,734	—	—	2,659,734
Electrical Equipment	5,222,221	—	—	5,222,221
Electronic Equipment, Instruments & Components	10,064,413	—	—	10,064,413
Energy Equipment & Services	3,872,301	—	—	3,872,301
Entertainment	2,506,818	—	—	2,506,818
Financial Services	9,740,354	—	—	9,740,354
Food Products	4,526,112	—	—	4,526,112
Gas Utilities	7,269,653	—	—	7,269,653
Ground Transportation	2,235,262	—	—	2,235,262
Health Care Equipment & Supplies	5,968,406	—	—	5,968,406
Health Care Providers & Services	13,889,083	—	—	13,889,083
Health Care Technology	565,583	—	—	565,583
Hotel & Resort REITs	3,326,626	—	—	3,326,626
Hotels, Restaurants & Leisure	11,901,937	—	—	11,901,937
Household Durables	8,254,464	—	—	8,254,464
Household Products	1,560,189	—	—	1,560,189
Independent Power and Renewable Electricity Producers	925,797	—	—	925,797
Industrial Conglomerates	146,306	—	—	146,306
Industrial REITs	2,371,026	—	—	2,371,026
Insurance	12,221,013	—	—	12,221,013
Interactive Media & Services	2,827,810	—	—	2,827,810
IT Services	2,097,472	—	—	2,097,472
Leisure Products	1,897,850	—	—	1,897,850
Life Sciences Tools & Services	4,307,066	—	—	4,307,066
Machinery	14,996,758	—	—	14,996,758
Marine Transportation	1,026,208	—	—	1,026,208
Media	4,352,171	—	—	4,352,171
Metals & Mining	7,375,276	—	—	7,375,276
Multi-Utilities	266,284	—	—	266,284
Office REITs	4,716,701	—	—	4,716,701
Oil, Gas & Consumable Fuels	16,579,886	—	—	16,579,886
Paper & Forest Products	1,944,811	—	—	1,944,811
Passenger Airlines	2,951,275	—	—	2,951,275
Personal Care Products	508,405	—	—	508,405
Pharmaceuticals	10,063,365	2,982	—	10,066,347
Professional Services	13,751,817	—	—	13,751,817
Real Estate Management & Development	888,294	—	—	888,294
Residential REITs	1,077,617	—	—	1,077,617
Retail REITs	7,974,888	—	—	7,974,888
Semiconductors & Semiconductor Equipment	11,846,477	—	—	11,846,477
Software	29,478,353	—	—	29,478,353
Specialized REITs	7,967,352	—	—	7,967,352
Specialty Retail	17,149,188	—	—	17,149,188
Technology Hardware, Storage & Peripherals	1,738,656	—	—	1,738,656
Textiles, Apparel & Luxury Goods	8,987,767	—	—	8,987,767
Trading Companies & Distributors	7,988,450	—	—	7,988,450
Water Utilities	284,855	—	—	284,855
Wireless Telecommunication Services	185,535	—	—	185,535
Rights	—	—	—	—

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2024	BlackRock Advantage SMID Cap Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$6,731,950	$—	$—	$ 6,731,950

	$442,122,779	$2,982	$—	$ 442,125,761

Derivative Financial Instruments(a)
Assets
Equity Contracts	$85,609	$—	$—	$ 85,609

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

September 30, 2024

BlackRock Advantage SMID Cap Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)(b)	$435,393,811
Investments, at value — affiliated(c)	6,731,950
Cash	9,071
Cash pledged:
Futures contracts	308,000
Receivables:
Investments sold	2,010,098
Securities lending income — affiliated	596
Capital shares sold	448,042
Dividends — unaffiliated	304,321
Dividends — affiliated	17,053
From the Manager	15,221
Variation margin on futures contracts	8,547
Prepaid expenses	48,148

Total assets	445,294,858

LIABILITIES
Collateral on securities loaned	2,970,476
Payables:
Investments purchased	1,756,139
Administration fees	14,784
Capital shares redeemed	291,870
Investment advisory fees	101,604
Directors’ and Officer’s fees	2,632
Other accrued expenses	146,005
Other affiliate fees	10
Professional fees	23,049
Service and distribution fees	42,281

Total liabilities	5,348,850

Commitments and contingent liabilities

NET ASSETS	$439,946,008

NET ASSETS CONSIST OF:
Paid-in capital	$386,990,096
Accumulated earnings	52,955,912

NET ASSETS	$439,946,008

(a) Investments, at cost — unaffiliated	$380,846,019
(b) Securities loaned, at value	$2,894,325
(c) Investments, at cost — affiliated	$6,731,010

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	13

Statement of Assets and Liabilities (unaudited) (continued)

September 30, 2024

BlackRock Advantage SMID Cap Fund, Inc.

NET ASSET VALUE
Institutional
Net assets	$103,332,816

Shares outstanding	3,479,115

Net asset value	$29.70

Shares authorized	100 million

Par value	$0.10

Investor A
Net assets	$188,055,288

Shares outstanding	6,809,731

Net asset value	$27.62

Shares authorized	100 million

Par value	$0.10

Investor C
Net assets	$2,847,552

Shares outstanding	237,599

Net asset value	$11.98

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$141,014,290

Shares outstanding	4,749,552

Net asset value	$29.69

Shares authorized	2 billion

Par value	$0.10

Class R
Net assets	$4,696,062

Shares outstanding	300,624

Net asset value	$15.62

Shares authorized	100 million

Par value	$0.10

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations (unaudited)

Six Months Ended September 30, 2024

BlackRock Advantage SMID Cap Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$2,865,307
Dividends — affiliated	105,213
Securities lending income — affiliated — net	6,493
Foreign taxes withheld	(2,988)

Total investment income	2,974,025

EXPENSES
Investment advisory	1,047,063
Service and distribution — class specific	255,951
Transfer agent — class specific	171,019
Administration	89,000
Professional	63,269
Registration	42,884
Administration — class specific	41,893
Custodian	31,559
Accounting services	29,716
Printing and postage	20,700
Directors and Officer	4,830
Miscellaneous	12,246

Total expenses	1,810,130
Less:
Administration fees waived by the Manager — class specific	(41,893)
Fees waived and/or reimbursed by the Manager	(440,438)
Transfer agent fees waived and/or reimbursed — class specific	(98,590)

Total expenses after fees waived and/or reimbursed	1,229,209

Net investment income	1,744,816

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	17,698,158
Investments — affiliated	288
Futures contracts	209,936

$17,908,382

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,935,189)
Investments — affiliated	940
Futures contracts	(42,285)
Foreign currency translations	1

(3,976,533)

Net realized and unrealized gain	13,931,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,676,665

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	15

Statements of Changes in Net Assets

	BlackRock Advantage SMID Cap Fund, Inc.

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,744,816	$3,443,286
Net realized gain	17,908,382	17,884,874
Net change in unrealized appreciation (depreciation)	(3,976,533)	59,468,498

Net increase in net assets resulting from operations	15,676,665	80,796,658

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(824,352)
Investor A	—	(1,571,047)
Investor C	—	(45,889)
Class K	—	(1,200,650)
Class R	—	(58,741)

Decrease in net assets resulting from distributions to shareholders	—	(3,700,679)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,684,476	1,873,069

NET ASSETS
Total increase in net assets	17,361,141	78,969,048
Beginning of period	422,584,867	343,615,819

End of period	$439,946,008	$422,584,867

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc.

	Institutional

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$28.66		$23.51	$25.77	$36.31	$24.09		$27.40

Net investment income(a)	0.13		0.26	0.26	0.23	0.33		0.41
Net realized and unrealized gain (loss)	0.91		5.14	(2.29)	0.38	13.54		(2.89)

Net increase (decrease) from investment operations	1.04		5.40	(2.03)	0.61	13.87		(2.48)

Distributions(b)
From net investment income	—		(0.25)	(0.23)	(0.41)	(0.28)		(0.38)
From net realized gain	—		—	—	(10.74)	(1.37)		(0.45)

Total distributions	—		(0.25)	(0.23)	(11.15)	(1.65)		(0.83)

Net asset value, end of period	$29.70		$28.66	$23.51	$25.77	$36.31		$24.09

Total Return(c)
Based on net asset value	3.63	%(d)	23.15%	(7.86)%	1.46%	58.11%		(9.60)%

Ratios to Average Net Assets(e)
Total expenses	0.77	%(f)	0.79%	0.79%	0.79%	0.86	%(g)	0.85	%(h)

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.48%	0.48%	0.48%	0.48	%(g)	0.48	%(h)

Net investment income	0.94	%(f)	1.04%	1.11%	0.82%	1.03	%(g)	1.44	%(h)

Supplemental Data
Net assets, end of period (000)	$103,333		$97,832	$78,727	$91,738	$103,266		$72,044

Portfolio turnover rate	60%		120%	125%	145%	208	%(i)	123%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage SMID Cap LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived and expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Investor A

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$26.68		$21.91	$24.05	$34.61	$23.02		$26.22

Net investment income(a)	0.09		0.19	0.19	0.15	0.24		0.33
Net realized and unrealized gain (loss)	0.85		4.78	(2.14)	0.37	12.93		(2.76)

Net increase (decrease) from investment operations	0.94		4.97	(1.95)	0.52	13.17		(2.43)

Distributions(b)
From net investment income	—		(0.20)	(0.19)	(0.34)	(0.21)		(0.32)
From net realized gain	—		—	—	(10.74)	(1.37)		(0.45)

Total distributions	—		(0.20)	(0.19)	(11.08)	(1.58)		(0.77)

Net asset value, end of period	$27.62		$26.68	$21.91	$24.05	$34.61		$23.02

Total Return(c)
Based on net asset value	3.52	%(d)	22.85%	(8.10)%	1.20%	57.69%		(9.79)%

Ratios to Average Net Assets(e)
Total expenses	1.03	%(f)	1.05%	1.05%	1.04%	1.10	%(g)	1.12	%(h)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73%	0.73	%(g)	0.73	%(h)

Net investment income	0.69	%(f)	0.81%	0.86%	0.57%	0.78	%(g)	1.19	%(h)

Supplemental Data
Net assets, end of period (000)	$188,055		$194,651	$181,709	$224,871	$259,637		$188,164

Portfolio turnover rate	60%		120%	125%	145%	208	%(i)	123%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived and expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Investor C

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$11.62		$9.70	$10.81	$21.55	$14.52		$16.83

Net investment income (loss)(a)	(0.00	)(b)	0.00 (c)	0.01	(0.02)	0.02		0.08
Net realized and unrealized gain (loss)	0.36		2.10	(0.96)	0.29	8.11		(1.72)

Net increase (decrease) from investment operations	0.36		2.10	(0.95)	0.27	8.13		(1.64)

Distributions(d)
From net investment income	—		(0.18)	(0.16)	(0.27)	—		(0.22)
From net realized gain	—		—	—	(10.74)	(1.10)		(0.45)

Total distributions	—		(0.18)	(0.16)	(11.01)	(1.10)		(0.67)

Net asset value, end of period	$11.98		$11.62	$9.70	$10.81	$21.55		$14.52

Total Return(e)
Based on net asset value	3.10	%(f)	21.91%	(8.78)%	0.42%	56.51%		(10.45)%

Ratios to Average Net Assets(g)
Total expenses	1.92	%(h)	1.96%	1.90%	1.92%	1.92	%(i)	1.98	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(h)	1.48%	1.48%	1.48%	1.48	%(i)	1.48	%(j)

Net investment income (loss)	(0.07	)%(h)	0.05%	0.11%	(0.17)%	0.13	%(i)	0.44	%(j)

Supplemental Data
Net assets, end of period (000)	$2,848		$3,056	$2,710	$3,866	$4,322		$21,376

Portfolio turnover rate	60%		120%	125%	145%	208	%(k)	123%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(j)	Includes the Fund’s share of the Master LLC’s allocated fees waived and expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Class K

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$28.64		$23.49	$25.75	$36.29	$24.08		$27.38

Net investment income(a)	0.14		0.27	0.27	0.25	0.34		0.43
Net realized and unrealized gain (loss)	0.91		5.14	(2.29)	0.38	13.54		(2.89)

Net increase (decrease) from investment operations	1.05		5.41	(2.02)	0.63	13.88		(2.46)

Distributions(b)
From net investment income	—		(0.26)	(0.24)	(0.43)	(0.30)		(0.39)
From net realized gain	—		—	—	(10.74)	(1.37)		(0.45)

Total distributions	—		(0.26)	(0.24)	(11.17)	(1.67)		(0.84)

Net asset value, end of period	$29.69		$28.64	$23.49	$25.75	$36.29		$24.08

Total Return(c)
Based on net asset value	3.67	%(d)	23.23%	(7.83)%	1.51%	58.16%		(9.53)%

Ratios to Average Net Assets(e)
Total expenses	0.66	%(f)	0.67%	0.67%	0.67%	0.76	%(g)	0.77	%(h)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43%	0.43	%(g)	0.43	%(h)

Net investment income	0.99	%(f)	1.11%	1.14%	0.94%	1.08	%(g)	1.49	%(h)

Supplemental Data
Net assets, end of period (000)	$141,014		$122,457	$76,595	$59,019	$2,372		$1,549

Portfolio turnover rate	60%		120%	125%	145%	208	%(i)	123%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived and expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Class R

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$15.11		$12.52	$13.87	$24.56	$16.66		$19.18

Net investment income(a)	0.03		0.07	0.08	0.05	0.12		0.19
Net realized and unrealized gain (loss)	0.48		2.72	(1.24)	0.32	9.31		(1.98)

Net increase (decrease) from investment operations	0.51		2.79	(1.16)	0.37	9.43		(1.79)

Distributions(b)
From net investment income	—		(0.20)	(0.19)	(0.32)	(0.16)		(0.28)
From net realized gain	—		—	—	(10.74)	(1.37)		(0.45)

Total distributions	—		(0.20)	(0.19)	(11.06)	(1.53)		(0.73)

Net asset value, end of period	$15.62		$15.11	$12.52	$13.87	$24.56		$16.66

Total Return(c)
Based on net asset value	3.38	%(d)	22.55%	(8.37)%	1.01%	57.23%		(10.00)%

Ratios to Average Net Assets(e)
Total expenses	1.39	%(f)	1.42%	1.44%	1.43%	1.40	%(g)	1.41	%(h)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98%	0.98	%(g)	0.98	%(h)

Net investment income	0.44	%(f)	0.54%	0.61%	0.32%	0.56	%(g)	0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$4,696		$4,588	$3,875	$5,340	$5,879		$8,359

Portfolio turnover rate	60%		120%	125%	145%	208	%(i)	123%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived and expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Credit Suisse Securities (USA) LLC	$7,095	$(7,095)	$—	$ —
J.P. Morgan Securities LLC	2,274,312	(2,274,312)	—	—
National Financial Services LLC	612,918	(612,918)	—	—

	$2,894,325	$(2,894,325)	$—	$ —

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.500%
$1 billion - $1.5 billion	0.475
Greater than $1.5 billion	0.450

Service and Distribution Fees: The Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total

Service and distribution — class specific	$229,866	$14,405	$11,680	$255,951

Administration: The Fund entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Administration — class specific	$9,623	$18,429	$289	$13,084	$468	$41,893

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended September 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Reimbursed amounts	$1,668	$1,374	$537	$48	$44	$3,671

For the six months ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Transfer agent — class specific	$52,317	$107,280	$3,852	$2,205	$5,365	$171,019

Other Fees: For the six months ended September 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $886.

For the six months ended September 30, 2024, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$9,363
Investor C	80

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended September 30, 2024, the amount waived was $1,532.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.48%
Investor A	0.73
Investor C	1.48
Class K	0.43
Class R	0.98

The Manager has agreed not to reduce or discontinue this contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $438,906 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Administration fees waived by the Manager — class specific	$9,623	$18,429	$289	$13,084	$468	$41,893
Transfer agent fees waived and/or reimbursed — class specific	28,253	60,863	3,094	2,205	4,175	98,590

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

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Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended September 30, 2024, the Fund paid BIM $1,909 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended September 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain

$ 7,034,641	$ 13,133,433	$ 1,184,241

7.	PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term securities, were $253,802,613 and $250,604,223, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of March 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $19,888,059.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$388,889,531

Gross unrealized appreciation	$69,516,005
Gross unrealized depreciation	(16,194,166)

Net unrealized appreciation (depreciation)	$53,321,839

9.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2024, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy

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Notes to Financial Statements (unaudited) (continued)

or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	322,683	$8,977,029	716,709	$18,268,156

Shares issued in reinvestment of distributions	—	—	29,542	732,455

Shares redeemed	(257,384)	(7,147,166)	(681,774)	(16,960,132)

	65,299	$1,829,863	64,477	$2,040,479

Investor A

Shares sold and automatic conversion of shares	94,003	$2,441,230	316,189	$7,231,878

Shares issued in reinvestment of distributions	—	—	62,170	1,435,495

Shares redeemed	(580,274)	(15,138,647)	(1,376,611)	(31,943,056)

	(486,271)	$(12,697,417)	(998,252)	$(23,275,683)

Investor C

Shares sold	19,036	$215,888	84,809	$856,725

Shares issued in reinvestment of distributions	—	—	4,544	45,805

Shares redeemed and automatic conversion of shares	(44,427)	(502,887)	(105,761)	(1,068,899)

	(25,391)	$(286,999)	(16,408)	$(166,369)

Class K

Shares sold	1,408,924	$38,993,921	2,022,976	$48,597,167

Shares issued in reinvestment of distributions	—	—	48,443	1,200,389

Shares redeemed	(935,151)	(26,097,579)	(1,056,395)	(26,465,464)

	473,773	$12,896,342	1,015,024	$23,332,092

Class R

Shares sold	46,995	$680,126	75,897	$1,028,821

Shares issued in reinvestment of distributions	—	—	4,487	58,737

Shares redeemed	(50,022)	(737,439)	(86,213)	(1,145,008)

	(3,027)	$(57,313)	(5,829)	$(57,450)

	24,383	$1,684,476	59,012	$1,873,069

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	31

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, fourth and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

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Disclosure of Investment Advisory Agreement (continued)

analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	33

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Fund is paid by the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Manager and Administrator

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

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Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage SMID Cap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 20, 2024

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